Financial Instruments - Categories of Financial Instruments (Details) - AUD ($)	Jun. 30, 2023	Jul. 01, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [abstract]
Cash and cash equivalents	$ 18,250,255		$ 33,564,857	$ 28,499,449	$ 4,577,747
Receivables	642,277		6,784,121
Other financial assets	119,000		119,000
Total financial assets	19,011,532		40,467,978
Financial Liabilities
Trade and other payables	3,500,487		2,786,280
Lease liability - rental property	533,583	$ 693,623	693,623	$ 867,841	$ 793,148
Contingent consideration at fair value	3,687,189		2,699,010
Total financial liabilities	$ 7,721,259		$ 6,178,913